Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investment [Table Text Block]
The following table summarizes the Company’s short term investments as of December 31, 2016 and 2015:

	As of December 31, 2016
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Municipals	$1,576	$–	$(2)	$1,574
Corporate debt securities	10,860	11	(94)	10,777
Total Short term investments	$12,436	$11	$(96)	$12,351

	As of December 31, 2015
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Municipals	$4,406	$–	$(22)	$4,384
Corporate debt securities	14,645	11	(195)	14,461
Total Short term investments	$19,051	$11	$(217)	$18,845